Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	300,000,000	300,000,000
Ordinary shares, shares issued	[1]	179,180,431	10,963,040
Ordinary shares, shares outstanding	[1]	179,180,431	10,963,040
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	200,000,000	200,000,000
Ordinary shares, shares issued	[1]	3,786,960	3,786,960
Ordinary shares, shares outstanding	[1]	3,786,960	3,786,960

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.